Material partly-owned subsidiaries (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 01, 2017
Disclosure of subsidiaries [line items]
Accumulated balances of material non-controlling interest		S/ 148
Loss allocated to material non-controlling interest	1,553	13,151	S/ 3,280
Fosfatos Del Pacifico S.A. [Member]
Disclosure of subsidiaries [line items]
Accumulated balances of material non-controlling interest				S/ 100,357
Loss allocated to material non-controlling interest		365	2,703
Salmueras Sudamericanas S.A. [Member]
Disclosure of subsidiaries [line items]
Accumulated balances of material non-controlling interest		147
Loss allocated to material non-controlling interest	S/ 1,553	S/ 12,786	S/ 577